Revenue recognition (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue recognized from performance obligations satisfied in previous period	$ 2,263,778	$ 788,364
Revenue	81,777,789	63,238,672
Other revenue	1,092,183	267,940
Total revenues	81,777,789	63,238,672
United States
Disaggregation of Revenue [Line Items]
Other revenue	1,092,183	267,940
Total revenues	40,666,488	34,546,752
International
Disaggregation of Revenue [Line Items]
Total revenues	41,111,301	28,691,920
Music Publishing
Disaggregation of Revenue [Line Items]
Revenue	67,090,625	53,942,236
Music Publishing | United States
Disaggregation of Revenue [Line Items]
Revenue	34,682,505	30,803,165
Music Publishing | International
Disaggregation of Revenue [Line Items]
Revenue	32,408,121	23,139,071
Music Publishing | Performance
Disaggregation of Revenue [Line Items]
Revenue	16,514,790	13,656,061
Music Publishing | Digital
Disaggregation of Revenue [Line Items]
Revenue	35,028,049	28,798,051
Music Publishing | Mechanical
Disaggregation of Revenue [Line Items]
Revenue	3,050,120	2,472,527
Music Publishing | Synchronization
Disaggregation of Revenue [Line Items]
Revenue	9,891,034	6,891,554
Music Publishing | Other
Disaggregation of Revenue [Line Items]
Revenue	2,606,632	2,124,043
Recorded Music
Disaggregation of Revenue [Line Items]
Revenue	13,594,981	9,028,496
Recorded Music | United States
Disaggregation of Revenue [Line Items]
Revenue	4,891,800	3,475,647
Recorded Music | International
Disaggregation of Revenue [Line Items]
Revenue	8,703,180	5,552,849
Recorded Music | Digital
Disaggregation of Revenue [Line Items]
Revenue	7,603,040	4,569,106
Recorded Music | Physical
Disaggregation of Revenue [Line Items]
Revenue	3,962,596	1,432,026
Recorded Music | Synchronization
Disaggregation of Revenue [Line Items]
Revenue	492,258	1,384,959
Recorded Music | Neighboring rights
Disaggregation of Revenue [Line Items]
Revenue	$ 1,537,087	$ 1,642,405